CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 14,350,959	$ 12,255,213
Restricted cash	2,037,041	797,241
Short-term investments	2,234,078	2,559,362
Accounts receivable, net	15,974,676	10,282,857
Accounts receivable-due from a related party	11,227,799	9,165,068
Inventories, net	12,143,316	7,316,029
Prepaid expenses and other current assets, net	964,194	872,753
Other receivables-due from related parties	598,467	249,235
Total current assets	59,530,530	43,497,758
Non-current assets
Property, plant and equipment, net	12,271,875	6,668,612
Intangible assets, net	97,433	33,008
Operating lease right-of-use assets	3,574,775	1,242,524
Finance lease right-of-use assets		38,160
Long-term investment	3,706,080	2,747,493
Other non-current assets	347,569	1,146,010
Total non-current assets	19,997,732	11,875,807
TOTAL ASSETS	79,528,262	55,373,565
Current liabilities
Short-term bank borrowings		1,223,405
Accounts payable	18,233,194	14,998,590
Notes payable	3,803,926	1,903,194
Income tax payable	3,431,262	1,600,300
Accrued expenses and other current liabilities	3,583,457	2,051,588
Other payables-due to related parties	2,322,224	1,778,175
Operating lease liabilities, current	726,152	423,214
Total current liabilities	32,100,215	23,978,466
Non-current liabilities
Operating lease liabilities, non-current	2,876,209	755,395
Deferred tax liabilities	957,610	572,829
Total non-current liabilities	3,833,819	1,328,224
TOTAL LIABILITIES	35,934,034	25,306,690
Shareholders’ equity
Ordinary share, $0.000016666667 par value, 3,000,000,000 shares authorized, 61,381,249 and 63,822,249 shares issued and outstanding as of December 31, 2024 and 2025, respectively*	1,063	1,023
Additional paid-in capital	8,977,814	7,060,050
Statutory surplus reserves	2,662,115	2,658,112
Retained earnings	32,132,905	21,951,873
Accumulated other comprehensive loss	(304,868)	(1,635,291)
Total ZJK Industrial Co., Ltd. shareholders’ equity	43,469,029	30,035,767
Non-controlling interests	125,199	31,108
Total shareholders’ equity	43,594,228	30,066,875
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 79,528,262	$ 55,373,565